Income Taxes (Details) - Schedule of Reconciliation of the Effective Rate of Income Tax - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Effective Rate of Income Tax [Abstract]
Earnings (loss) before income taxes	$ (37,961)	$ 874
Tax expense calculated	26.75%	26.68%
Income tax calculated using statutory rates	$ (10,153)	$ 233
Non-deductible/(non-taxable) items	(1,512)	2,280
Difference in foreign tax rates	(25)	103
Change in deferred tax rates	(134)	(116)
Movement in tax benefits not recognized	(985)	2,996
Impact of true-up of prior year balances	180	124
Renouncement of flow-through expenditures	4,018	2,525
Other	(84)	123
Income tax (recovery) expense	$ (8,695)	$ 8,268